Significant accounting policies (Details Narrative) $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Statement [Line Items]
Right-of-use assets useful life	range between12 and 65 months	range between12 and 65 months
Volatility assumption	135.00%	135.00%
Prepayments	€ 10,649,174		€ 2,340,643
Trade and other payables	8,574,244		8,258,133
Accrued Liabilities from R&D Projects
Statement [Line Items]
Trade and other payables	€ 5,924,720		€ 5,250,654
Laboratory Equipment | Minimum
Statement [Line Items]
Estimated useful lives	3 years	3 years
Laboratory Equipment | Maximum
Statement [Line Items]
Estimated useful lives	13 years	13 years
Office Equipment | Minimum
Statement [Line Items]
Estimated useful lives	1 year	1 year
Office Equipment | Maximum
Statement [Line Items]
Estimated useful lives	5 years	5 years
Bundesministerium fur Bildung und Forschung
Statement [Line Items]
Treatment of severe amount	€ 43,700,000
Description of reimburesement period	Expenses incurred from October 1, 2021 until June 30, 2023 are eligible for 80% reimbursement throughout the funding period, if certain funding conditions are met	Expenses incurred from October 1, 2021 until June 30, 2023 are eligible for 80% reimbursement throughout the funding period, if certain funding conditions are met
Payment received | $		$ 8.3